Average Annual Total Returns - MP63 Fund	12 Months Ended											60 Months Ended	120 Months Ended	310 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		10.94%										6.99%	8.37%	6.99%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		24.79%										14.51%	13.09%	8.24%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.08%										5.69%	6.97%	6.06%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.16%										5.10%	6.24%	5.54%
MP63 Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent	10.94%		5.92%	8.41%	20.48%	8.12%	28.67%	5.54%	18.51%	14.94%	3.73%